Advantus Short Duration Bond Fund
Advantus Short Duration Bond Fund
Investment Objective
The Advantus Short Duration Bond Fund (the “Fund”) seeks current income while preserving capital and maintaining liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Advantus Short Duration Bond Fund - USD ($)	Investor Class Shares	Institutional Class Shares
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Advantus Short Duration Bond Fund		Investor Class Shares	Institutional Class Shares
Management Fees		0.35%	0.35%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.39%	0.39%
Total Annual Fund Operating Expenses		0.99%	0.74%
Expense (Reimbursement)/Recoupment	[2]	(0.29%)	(0.29%)
Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment		0.70%	0.45%
[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Advantus Capital Management, Inc. (the "Adviser" or "Advantus") has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses leverage, interest, taxes, brokerage commissions and extraordinary expenses) do not exceed 0.70% of the average daily net assets of the Investor Class and 0.45% of the average daily net assets of the Institutional Class. Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through at least one year from the effective date of this Prospectus.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation and any recoupment for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Advantus Short Duration Bond Fund - USD ($)	One Year	Three Years
Investor Class Shares	72	286
Institutional Class Shares	46	207

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds. The bonds in which the Fund may invest include fixed income securities issued or guaranteed by the U.S. government or government-related entities, municipal securities, debt securities issued by corporations and other entities (including privately placed securities that have not been registered under the Securities Act of 1933 (the “Securities Act”) but may be resold to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act (“Rule 144A Securities”)), mortgage-backed securities, other asset-backed securities. The Fund may also invest up to (i) 20% of its total assets in securities rated lower than investment grade or unrated securities of comparable quality as determined by the Adviser (also known as “junk bonds”) and (ii) 25% of its total assets in non-U.S. issuers, of which no more than 10% of its total assets will be invested in securities denominated in foreign currencies.

The Adviser employs active management of security selection, portfolio duration, portfolio structure and sector allocation in managing the Fund’s investments. The Adviser uses a bottom-up approach to security research and selection. The process begins with an evaluation of key market and economic factors to determine the outlook for the yield curve and establish high-level relative value relationships among broad sectors available for investment. In establishing high-level relative value relationships, the Adviser compares historical spread relationships of sectors and credit rating levels against each other and the benchmark. The Adviser then assesses individual bonds based on their spread, spread volatility and convexity (a measure of how much a bond’s yield changes in response to changes in price). Finally, using rigorous fundamental bottom-up research, the Adviser analyzes the credit quality and cash flow characteristics of potential investments to select the investments it believes present the best opportunity for the Fund’s portfolio.

The Fund may invest in securities of any maturity or duration. Under normal market conditions, the Fund seeks to maintain an average dollar-weighted effective duration of 3 years or less. Duration measures the sensitivity of the price of a fixed income investment to a 1% change in interest rates. For example, an investment with a two year duration means that it will decrease in value by 2% if interest rates rise 1%. Conversely, the investment will increase in value by 2% if interest rates fall 1%. The Adviser anticipates that the Fund’s duration will typically range from +/- 20% of the Barclays U.S. Government/Credit 1-3 Year Index’s current average effective duration.

Instead of, and/or in addition to, investing directly in particular securities, the Fund may use derivative instruments, which are financial contracts whose values depend on, or are derived from, the values of underlying assets, reference rates, or indices. The derivative instruments that the Fund may use include options, futures, and swap contracts to provide economic exposure to certain securities or issuers or as a hedging technique. The Fund may use one or more types of these instruments (i) with aggregate net notional value of up to 100% of the Fund’s net assets, or (ii) for which the initial margin and premiums do not exceed 5% of its net assets, in each case excluding bona fide hedging transactions. Derivative instruments that provide fixed income exposure are not used when determining the Fund’s compliance with its policy to invest at least 80% of its assets in fixed income securities.

Principal Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. In addition to not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk. The Fund may not meet its investment objective or may underperform other mutual funds with similar investment strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Fixed Income Securities Risks. The Fund’s investments in fixed income securities will be subject to credit risk, interest rate risk and prepayment risk. Credit risk is the risk that an issuer will default or fail to pay principal and interest when due. Interest rate risk is the risk that the value of fixed income securities fluctuates with changes in interest rates (e.g. increases in interest rates result in a decrease in value of debt securities). It is likely that in the near future there will be less governmental action to maintain low interest rates. Rate increases resulting from this policy change could have a swift and significant negative impact on fixed income securities. Pre-payment risk is the risk that the principal on fixed income securities will be paid off prior to maturity, causing the Fund to invest in fixed income securities with lower interest rates.

Floating Rate Securities Risks. Because changes in interest rates on floating (or variable) rate securities may lag behind market rate changes, the value of such securities may decline during periods of rising interest rates until their interest rates reset to market rates. The interest rate on a floating rate security may reset on a predetermined schedule and as a result, not reset during periods when changes in market rates are substantial. Lifetime limits on resets may also prevent their rates from adjusting to market rates. During periods of declining interest rates, because the interest rates on floating rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

Rule 144A Securities Risk. The market for Rule 144A Securities typically is less active than the market for publicly-traded securities. Rule 144A Securities carry the risk that their liquidity may become impaired, making it more difficult for the Fund to sell these bonds.

Illiquid/Restricted Securities. The Fund may be exposed to liquidity risk when trading volume, the absence of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities at an advantageous price or in a timely manner. Restricted securities cannot be sold immediately because of statutory and contractual restrictions on resale.

Mortgage-Backed Securities Risk. Mortgage-backed securities are sensitive to actual or anticipated changes in interest rates. When interest rates decline, mortgage-backed securities are subject to prepayment risk, which is the risk that borrowers will refinance mortgages to take advantage of lower rates resulting in the Fund reinvesting when rates are low. Conversely when interest rates increase borrowers do not prepay their mortgages, which locks the Fund into holding a lower yielding investment. In addition, mortgage-backed securities may decline in value because of foreclosures or defaults.

Asset-Backed Securities Risk. Asset-backed securities are not as sensitive to changes in interest rates as mortgage-backed securities. Asset-backed securities may be largely dependent upon the cash flows generated by the underlying assets and may not have the benefit of a security interest in the underlying assets which increases the risk of loss from default.

Government-Sponsored Entities Risk. The Fund invests in securities issued or guaranteed by government-sponsored entities. However, these securities may not be guaranteed or insured by the U.S. government and may only be supported by the credit of the issuing agency.

Municipal Securities Risk. Municipal securities are subject to numerous risks, including risks associated with economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. There is a risk that the interest on an otherwise tax-exempt municipal security may be subject to federal income tax.

Foreign Securities Risk. Investments in securities issued by foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory and tax requirements and market practices, including fluctuations in foreign currencies.

Below Investment Grade Debt Securities Risk. Investments in below investment grade debt securities and unrated securities of similar credit quality as determined by the Adviser (commonly known as “junk bonds”) involve a greater risk of default and are subject to greater levels of credit and liquidity risk. Below investment grade debt securities have speculative characteristics and their value may be subject to greater fluctuation than investment grade debt securities.

Option Risk. When the Fund purchases an option on a security or index it may lose the entire premium paid if the underlying security or index does not increase in value. There is also the possibility that the counterparty will default in the performance of its obligations. In addition, if the Fund writes a covered call option, during the option’s life the Fund gives up the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline.

Futures Contracts Risk. The price of a futures contract may change rapidly in response to changes in the markets and the general economic environment. Futures investments may result in investment exposures that are greater than their cost would suggest, meaning that a small investment in futures could have a large potential effect on the performance of the Fund. Generally, the purchase of a futures contract will increase the Fund’s exposure to the volatility of the underlying asset while the value of a futures contract that is sold will perform inversely to the underlying asset. The successful use of futures by the Fund will be subject to the Adviser’s ability to predict correctly movements in the direction of relevant markets, as well as interest rates, currency exchange rates and other economic factors. Additional risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the possibility that the counterparty will default in the performance of its obligations; and (e) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and may have to do so at a time when it is disadvantageous to do so.

Swap Risks. A swap is a derivative that provides leverage, allowing the Fund to obtain the right to a return on a specified investment or instrument that exceeds the amount the Fund has invested in that investment or instrument. By using swap agreements, the Fund is exposed to counterparty credit risk. The use of swap agreements could cause the Fund to be more volatile, resulting in larger gains or losses in response to changes in the values of the securities underlying the swap agreements than if the Fund had made direct investments.

New Fund Risk. The Fund has no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust’s Board of Trustees may decide to liquidate the Fund.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here. Until such time, inception-to-date performance information as of the end of most recently completed calendar quarter will be available on the Advantus Mutual Fund website at www.advantusfunds.com or by calling the Fund toll-free at 855-824-1355. Performance information, when available, will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for certain periods compare with those of a broad measure of market performance.